Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2022
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	$1,396,568	-	$1,396,568	-
Interest rate swap contracts, long term portion	$705,970	-	$705,970	-
FFA contract, current portion	$40,830	$40,830
	Fair Value Measurement as of December 31, 2021
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, long term portion	$210,113	-	$210,113	-
Liabilities
Interest rate swap contracts, current portion	$289,430	-	$289,430	-